CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from operations	$ (5,507,592)	$ (3,302,999)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,652	13,461
Credit losses	262,928	266,000
Change in estimate for settlement realization rate	0	1,650,474
Amortization of debt discount	(0)	24,821
Gain on resolution and disposition of discontinued operations claims	(238,285)	0
Conversion and note issuance cost	1,500	1,000
Loss on disposal of assets	12,593	0
Interest included in line of credit	6,421,521	3,092,350
Share issuance and compensation expense	754,475	544,725
Bonus expense settled with promissory notes	593,450	0
Gain on settlement or forgiveness of debt	0	(78,834)
(Increase) decrease in:
Accounts receivable	(6,399,392)	(4,545,068)
Right of use – assets	275,761	(117,888)
Prepaids and other current assets	(104,789)	(124,964)
Increase (decrease) in:
Accounts payable and accrued expense	459,766	(699,559)
Accrued officers compensation	512,769	92,000
Accrued interest	367,745	286,202
Right of use – liabilities	(271,376)	132,482
Net cash used in operating activities	(2,853,274)	(2,765,797)
Net cash provided by Discontinued Operations – Operating	0	111,312
FINANCING ACTIVITIES
Payments to director	0	(120,997)
Proceeds from convertible notes payable	200,000	0
Payments on convertible notes payable	0	(105,079)
Repayment on SBA loans	(8,772)	(6,739)
Payments on note payable	(300,000)	(125,000)
Net proceeds from line of credit	2,142,396	3,433,542
Payment of dividends on preferred stock	(50,000)	(100,000)
Net cash provided by financing activities	1,983,624	2,975,727
NET (DECREASE) INCREASE IN CASH	(869,650)	321,242
CASH, BEGINNING OF YEAR	1,188,185	866,943
CASH, END OF YEAR	318,535	1,188,185
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest	9,414	126,732
NON-CASH INVESTING AND FINANCING ACTIVITIES*:
Common stock issued upon conversion of notes payable	145,871	1,680
Common stock issued upon conversion of preferred stock	8,191	4,963
Series Y preferred stock issued in exchange of convertible notes payable	0	3,755,632
Dividends on preferred stock, including accrued dividends on preferred stock	1,129,763	1,016,264
Promissory note payable issued in settlement agreement	0	535,000
Promissory notes payable issued in settlement of bonuses	1,085,703	0
Discount on convertible notes payable	131,705	0
Unearned compensation on restricted common stock grant	$ 579,215	$ 0